Atlas A&D Opportunity Fund III LLC ABS-15G

Exhibit 99.8

Field Label	Loans With Discrepancy	Total Times Compared	% Variance
AllBorrowerTotalIncome	2	196	1.02%
ApplicationDate	11	196	5.61%
ARInitialInterestRate	1	98	1.02%
B1Citizen	2	196	1.02%
B1FirstName	0	196	0%
B1LastName	1	196	0.51%
B2FirstName	1	55	1.82%
B2LastName	1	55	1.82%
DSCR	4	196	2.04%
FirstPaymentDate	8	196	4.08%
InitialMonthlyPIOrIOPayment	5	196	2.55%
LenderName	77	196	39.29%
LoanAmount	1	196	0.51%
LoanProgram	0	196	0%
LoanPurpose	0	196	0%
MINNo	2	194	1.03%
MortgageOriginationChannel	11	195	5.64%
NoteDate	2	189	1.06%
NumberofUnits	0	196	0%
OriginatorQMStatus	71	196	36.22%
PrimaryAppraisedPropertyValue	1	196	0.51%
PropertyAddress	0	195	0%
PropertyCity	0	195	0%
PropertyCounty	1	195	0.51%
PropertyState	0	195	0%
PropertyType	3	196	1.53%
PropertyZipCode	0	195	0%
QualifyingCLTV	6	196	3.06%
QualifyingFICO	0	158	0%
QualifyingLTV	6	196	3.06%
QualifyingTotalDebtIncomeRatio	20	196	10.2%
RefinanceType	6	63	9.52%
SalesPrice	1	135	0.74%
UnderwritingGuidelineLenderName	1	196	0.51%
UnderwritingGuidelineName	2	196	1.02%
UnderwritingGuidelineVersion	0	196	0%
UnderwritingGuidelineVersionDate	33	196	16.84%